BORROWED FUNDS	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
BORROWED FUNDS
NOTE H - BORROWED FUNDS

Borrowed funds consisted of the following:

	December 31,
	2015	2014

Reverse Repurchase Agreement	$5,000,000	$5,000,000
Fed Funds purchased	5,340,000	-
FHLB advances	99,981,245	84,450,067
	$110,321,245	$89,450,067

Advances from the FHLB have maturity dates ranging from January 2016 through June 2019. Interest is payable monthly at rates ranging from .31% to 5.47%. Advances due to the FHLB are collateralized by a blanket lien on first mortgage loans in the amount of the outstanding borrowings, FHLB capital stock, and amounts on deposit with the FHLB. At December 31, 2015, FHLB advances available and unused totaled $242,945,692.

Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2015, were as follows:

Year	Amount

2016	$91,981,245
2017	5,000,000
2018	-
2019	3,000,000
Total	$99,981,245

Reverse Repurchase Agreements consist of one $5,000,000 agreement. The agreement is secured by securities with a fair value of $5,501,503 at December 31, 2015 and $7,443,951 at December 31, 2014. The maturity date of the remaining agreement is September 26, 2017, with a rate of 3.81%.